Filed with the U.S. Securities and Exchange Commission on February 11, 2020
1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	781	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	782	[	X	]
(Check appropriate box or boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)
Copy to:

Domenick Pugliese, Esq.
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 781 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 778 on Form N‑1A filed on January 21, 2020. This PEA No. 781 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 778 to the Trust’s Registration Statement for two series: Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 781 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on February 11, 2020.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 781 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	February 11, 2020
Kathleen T. Barr

Wallace L. Cook*	Trustee	February 11, 2020
Wallace L. Cook

Eric W. Falkeis*	Trustee	February 11, 2020
Eric W. Falkeis

Carl A. Froebel*	Trustee	February 11, 2020
Carl A. Froebel

Steve Paggioli*	Trustee	February 11, 2020
Steve Paggioli

/s/ Elaine E. Richards	President and Principal	February 11, 2020
Elaine E. Richards	Executive Officer

Aaron J. Perkovich* Aaron J. Perkovich	Vice President, Treasurer and Principal Financial	February 11, 2020
and Accounting Officer

*By: /s/ Elaine E. Richards		February 11, 2020
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE